9. Accounts Payable and Accrued Liabilities	12 Months Ended
Jul. 31, 2019
Notes
9. Accounts Payable and Accrued Liabilities	9. Accounts Payable and Accrued Liabilities
	July 31, 2019 $	July 31, 2018 $
Accounts payables	304,540	235,357
Accrued liabilities	32,000	76,000
	336,540	311,357